Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of revenue sources

(in thousands of USD)	2019				2018
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	524,840	—	7	524,847	277,394	—	—	277,394
Spot Voyages	318,674	—	(1,453)	317,221	247,392	—	—	247,392
Time Charters	90,309	49,461	(49,461)	90,309	75,238	49,155	(49,155)	75,238
Total revenue	933,823	49,461	(50,907)	932,377	600,024	49,155	(49,155)	600,024

Other operating income	—	—	—	10,094	—	—	—	4,775